Medium-term notes (Details Textual)			1 Months Ended	12 Months Ended
	Oct. 13, 2015 CNY (¥)	Oct. 13, 2013	Mar. 31, 2012 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2013 CNY (¥)	May 03, 2012 CNY (¥)	May 10, 2011 CNY (¥)	Oct. 13, 2010 CNY (¥)
Debt Instrument, Face Amount									¥ 200,000,000
Repayments of Medium-term Notes	¥ 700,000,000			¥ 0	$ 0	¥ 1,849,654,000	¥ 0
Interest Payable, Current				624,560,000		121,364,000		$ 89,955,000
Medium-term Notes [Member]
Deferred Finance Costs, Net				305		1,595		44
Debt Instrument, Annual Principal Payment	¥ 1,000,000,000
Rate Of Penalty Charge, Percentage	0.021%
Interest Payable, Current						4,500,000
Debt Instrument, Periodic Payment, Interest	¥ 57,000,000
Medium-term Notes				357,000,000				51,400,000
Accrued Penalty Charges				¥ 33,000,000		¥ 6,000,000		$ 4,800,000
Medium-term Notes [Member] | Tianwei Yingli [Member]
Debt Instrument, Face Amount												¥ 2,400,000
Debt Instrument, Interest Rate, Effective Percentage				4.82%				4.82%
Debt Instrument, Term				5 years	5 years
Medium-term Notes [Member] | Yingli China [Member] | Maximum [Member]
Debt Instrument, Face Amount			¥ 1,500,000
Medium-term notes first tranche [Member] | Tianwei Yingli [Member]
Debt Instrument, Face Amount												¥ 1,000,000
Debt Instrument Interest Rate Initial Period												4.30%
Debt Instrument Interest Rate Remaining Period		5.70%
Debt Instrument Interest Rate Remaining Period Term		2 years
Medium-term notes first tranche [Member] | Yingli China [Member]
Debt Instrument, Face Amount										¥ 1,200,000
Debt Instrument, Term			3 years
Debt Instrument, Interest Rate, Stated Percentage										5.78%
Medium-term notes second tranche [Member] | Tianwei Yingli [Member]
Debt Instrument, Interest Rate, Stated Percentage											6.15%
Interest Payable, Current				¥ 86,100				$ 12,401
Medium-term Notes											¥ 1,400,000
Accrued Penalty Charges				¥ 67,620,000,000				$ 9,739,000,000
Medium-term notes second tranche [Member] | Yingli China [Member]
Debt Instrument, Face Amount										¥ 300,000
Debt Instrument, Term			5 years
Debt Instrument, Interest Rate, Stated Percentage										6.01%